Prepaid Expenses and Other Receivables, Net (Details)	Aug. 23, 2025	Apr. 24, 2025	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Apr. 07, 2024	Feb. 15, 2023
Prepaid Expenses and Other Receivables, Net [Line Items]
Bearing interest rate					2.50%	1.50%
Allowances of expected credit losses			$ 8,403,685	$ 1,080,180
Aggregate of allowances of expected credit losses			$ 779,850	$ 100,239
Forecast [Member]
Prepaid Expenses and Other Receivables, Net [Line Items]
Bearing interest rate	2.50%
Subsequent Event [Member]
Prepaid Expenses and Other Receivables, Net [Line Items]
Bearing interest rate		3.80%